Apr. 29, 2016

BlackRock Strategic Global Bond Fund, Inc.

(the "Fund")

Investor C1 Shares

Supplement dated October 14, 2016

to the Prospectus dated April 29, 2016

Effective as of October 14, 2016, BlackRock Advisors, LLC ("BlackRock") has agreed to adjust the cap on total expenses to reduce the net expenses paid by shareholders of the Fund. To achieve this expense cap, BlackRock has agreed to waive and/or reimburse fees and/or expenses if the Fund's annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund's Investor C1 Shares. Accordingly, the Fund's Prospectus is amended as follows:

The section of the Fund's Prospectus entitled "Fund Overview — Key Facts About BlackRock Strategic Global Bond Fund, Inc. — Fees and Expenses of the Fund" is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor C1 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor C1 Shares
Management Fee[2]	0.50%
Distribution and/or Service (12b-1) Fees	0.80%
Other Expenses[3]	0.64%
Interest Expense[3]	0.03%
Other Expenses	0.61%
Other Expenses of the Subsidiary[4]	—
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[5]	1.95%
Fee Waivers and/or Expense Reimbursements[6]	(0.52)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[6]	1.43%

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor C1 Shares made within one year after purchase. The CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.
[2]	Management fee restated to reflect current fees.
[3]	Interest Expense based on estimated amounts for the current year.
[4]	The Strategic Global Bond Fund (Cayman) (the "Subsidiary") is newly organized and, accordingly, Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year of less than 0.01%.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund's most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of the Management Fee and Interest Expense to reflect current fees.
[6]

As described in the "Management of the Fund" section of the Fund's prospectus beginning on page 31, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses, and certain other Fund expenses) to 1.39% (for Investor C1 Shares) of average daily net assets through April 30, 2018. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor C1 Shares	$146	$562	$1,004	$2,233

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 477% of the average value of its portfolio.